Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
23.	Related Party Transactions

a)	Related parties

Name of related parties	Relationship with the Company
aBitCool Inc. (“aBitCool”)	A company owned by the same group of the Company’s Class B ordinary shareholders
21Vianet Xian Technology Limited (“Xian Tech”)	A company controlled by aBitCool
21Vianet Beijing Intelligence Energy System Technology Co., Ltd. (“21V BJ”)*	A company controlled by aBitCool
Beijing Wanwei Huoju Network Technology Co., Ltd. (“BJ Wanwei”)*	A company controlled by aBitCool
Beijing Huo Ju Lian He Network Service Co., Ltd. (“Huo Ju Lian He”)*	A company controlled by aBitCool
CloudEx Beijing Science & Technology Co., Ltd. (“CE BJ”)	A company controlled by aBitCool
Beijing CloudEX Software Service Co., Ltd. (“CE Soft BJ”)	A company controlled by aBitCool
Qingdao 21Vianet Information Technology Co., Ltd. (“21V QD”)*	A company controlled by aBitCool
Ningbo 21Vianet Information Technology Co., Ltd. (“21V NB”)*	A company controlled by aBitCool
Foshan 21Vianet Intelligence Technology Co., Ltd. (“21V FS”)*	A company controlled by aBitCool
Tianjin Yunlifang Technology Co., Ltd. (“ Tianjin Yunlifang)*	A company controlled by aBitCool
SH Guotong	A company controlled by aBitCool.
Zhi Hui Neng Yuan	A company controlled by aBitCool.
Zhi Hui Ke Ji	A company controlled by aBitCool.
Sunrise Corporation Holding Ltd. (“Sunrise”)	A company owned by Mr. Chen Sheng, the CEO of the Company
Mr. Chen Sheng (“Chen Sheng”)	Director of the Company and CEO of the Company
Mr. Zhang Jun (“Zhang Jun”)	COO of the Company
Mr. Hsiao Shang-Wen (“Hsiao Shang-Wen”)	President and CFO of the Company
Mr. Xiao Feng (“Xiao Feng”)	Vice President of hosting services of the Company
Mr. Lai Ningning (“Lai Ningning”)	Vice President of network services of the Company
Mr. Wang Yanguo (“Wang Yanguo”)	Purchase Director of the Company
Mr. Lin Xiaodong (“Lin Xiaodong”)	General Manager of network services of the Company
Ms. Li Heyang (“Li Heyang”)	Financial Controller of the Company
Ms. Li Mei (“Li Mei”)	HR Director of the Company
Mr. Cheng Ran (“Cheng Ran”)	Key management of the Company who is also the seller of the Managed Network Entities
Ms. Gao Hong (“Gao Hong”)	Spouse of Mr. Cheng Ran
Shi Dai Tong Lian	A company controlled by Mr. Cheng Ran
Concept Network Limited (“Concept Network”)	A Company owned by Mr.Cheng Ran
Tianjin GuanBang Network Technology Co., Ltd. (“Tianjin GuanBang”)	Seller of Gehua
Nanjing Chiguan Technology Development Co., Ltd (“Nanjing Chiguan”)	A company owned by Tianjin GuanBang

*	These companies were sold out by aBitCool in 2011 to third parties, so the balances with these companies were no longer classified as “amounts due from related parties” as of December 31, 2011.

b)	The Company had the following related party transactions for the years ended December 31, 2009, 2010 and 2011:

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Legal disposal of SH Guotong to nominee shareholders of aBitCool (Note 1)
- Chen Sheng	48,272	—	—	—
- Zhang Jun	20,688	—	—	—
Rental of office to
- VEE	335	51	—	—
- BJ Wanwei	—	60	—	—
Service provided to
- SH Guotong	—	11,322	8,181	1,300
- GZ Juliang	—	1,173	268	43
- BJ Wanwei	—	1,006	—	—
- 21V BJ	—	5	3	1
- 21V FS	—	4	39	6
- Huo Ju Lian He	—	896	—	—
- CE BJ	—	541	854	136
- CE Soft BJ	—	2	90	14
- VEE	40	1,061	303	48
- Tianjin Yunlifang	—	—	93	15
Service provided by
- SH Guotong	—	2,905	2,554	406
- 21V NB	—	149	—	—
- Xian Tech	—	—	8,836	1,404
Rental of equipment from
- Xian Tech	3,990	13,178	897	143
- 21V NB	—	—	442	70
Purchase of equipment from
- Xian Tech	—	27,633	39,896	6,339
Sales of property and equipment to
- BJ Wanwei	—	4,526	—	—
- CE Soft BJ	—	1,518	—	—
- CE BJ	—	4,396	—	—
Sales of intangible assets to
- CE Soft BJ	—	466	—	—
- CE BJ	—	428	—	—
- 21V QD	—	23	—	—
Issuance of ordinary shares for Chen Sheng’s past services
- Sunrise (Note 20(b))	—	206,037	—	—
Purchase 10% equity interests of BJ Tele from aBitCool Inc. (Note 11)	—	—	8,200	1,303
Purchase 99.95% equity interests of Shanghai Cloud from Zhi Hui Ke Ji (Note 4 (a))	—	—	18,191	2,891
Purchase 0.05% equity interests of Shanghai Cloud from Zhi Hui Neng Yuan (Note 4 (a))	—	—	9	1
Purchase 100% equity interests of Shenzhen Cloud from Zhi Hui Ke Ji (Note 4 (a))	—	—	7,900	1,255

c)	The Company had the following related party balances for the years ended December 31, 2010 and 2011:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Amount due from related parties
- SH Guotong	1,823	92	15
- GZ Juliang	1,072	—	—
- VEE	678	—	—
- 21V BJ	1,104	—	—
- Huo Ju Lian He	541	—	—
- CE BJ	4,798	2	—
- CE Soft BJ	1,970	9	1
- BJ Wanwei	1,454	—	—
- 21V QD	23	—	—
- Nanjing Chiguan	—	2,480	394
- Chen Sheng*	—	4,053	644
- Zhang Jun*	—	12,483	1,982
- Hsiao Shang-Wen*	—	1,452	231
- Xiao Feng*	—	8,269	1,314
- Lai Ningning*	—	8,269	1,314
- Wang Yanguo*	—	2,087	332
- Lin Xiaodong*	—	1,937	308
- Li Heyang*	—	401	64
- Li Mei*	—	109	17

	13,463	41,643	6,616

Amount due to related parties
Current:
- Tianjin Guanbang	—	21,209	3,370
- Concept Network	—	43,656	6,936
- Shi Dai Tong Lian	25,000	25,069	3,983
- Xian Tech	28,488	6,684	1,062
- 21V NB	49	—	—
- 21V FS	21	—	—
- Cheng Ran	101	—	—
- Gao Hong	20	—	—

	53,679	96,618	15,351

Non-current:

- Concept Network	126,331	84,277	13,390
- Tianjin Guanbang	—	40,216	6,390

	126,331	124,493	19,780

*	Collectively “the Nine Executives”

All balances with the related parties as of December 31, 2010 and 2011 were unsecured, interest-free and have no fixed terms of repayment.

The amount due to Shi Dai Tong Lian , Concept Network and Tianjin Guanbang as of December 31, 2011 relates to the remaining contingent purchase consideration payable for the acquisition of Managed Network Entities and Gehua, respectively. (Note 4(b))

As disclosed in Note 12, Mr. Chen Sheng and Mr. Zhang Jun provided guarantees to banks and third party who in turn granted guarantee to the banks for the Company’s short-term bank borrowings.

The amount due from the Nine Executives as of December 31, 2011 relates to the unsettled withholding individual income taxes which were subsequently repaid and fully settled by the Nine Executives in April 2012.